Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory [Abstract]
Inventory impairment	$ 483	$ 0
Inventory was pledged as collateral	$ 0	$ 0